ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
3.	ACQUISITIONS

In order to diversify its service offerings under the online degree programs, the Group consummated the acquisitions set forth below. These transactions were recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities were recorded at their estimated fair values on the acquisition date.

(a)	In October 2010, the Group acquired the remaining 81% equity interest in Hongcheng Xueyuan, for a cash consideration of RMB7,460(US$1,130) and after the acquisition Hongcheng Xueyuan became a wholly owned subsidiary of the Group.

In connection with the above business combination transaction, the Group re-measured its previously held 19% equity interest in Hongcheng Xueyuan at the acquisition-date fair value of RMB1,470 and recognized a gain of RMB260 in 2010. The amounts of Hongcheng Xueyuan's net revenue and loss included in the Group’s consolidated income statement for the year ended December 31, 2010, was RMB3,014 and RMB484, respectively.

The purchase price for this 81% equity interest was allocated based on the fair value of the assets acquired and liabilities assumed on the date of acquisition as follows:

		Weighted
		average remaining
	RMB	amortization period

Cash and cash equivalents	1,382
Accounts receivable	397
Amounts due from related parties	1,319
Prepaid expenses and other current assets	82
Rental deposits	7
Property and equipment	80
Deferred revenue	(1,235)
Amounts due to related parties	(14)
Other taxes payable	(54)

Net tangible assets acquired	1,964
Noncontrolling interests	(144)
Intangible assets:
Partnership with local institutes	2,380	7.2 years
Reacquired right to use trademark	300	2.2 years

Total intangible assets	2,680
Deferred tax liabilities relating to intangible assets acquired	(670)
Goodwill (allocated to the online degree programs segment)	5,100
Re-measured fair value of previous 19% cost method investment	(1,470)

Total	7,460

(b)	Pro forma information

The following unaudited pro forma information summarizes the results of operations for the Group for the years ended December 31, 2009 and 2010 assuming that the significant acquisition during the year ended December 31, 2010 occurred as of January 1, 2009, and 2010, respectively. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations that would have resulted had the significant acquisitions occurred as of the beginning of each year, nor are they indicative of future operating results.

	For the years
	ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)

Pro forma net revenues	358,378	391,562
Pro forma net income attributable to ChinaEdu Corporation	35,019	38,441